Details to the consolidated cash flow statements (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [line items]
(Increase)/decrease in inventories	$ (830)	$ 81	$ (543)
(Increase)/decrease in trade receivables	(589)	(389)	137
Decrease in trade payables	(48)	(21)	(324)
Change in other current and non-current assets	(194)	(202)	229
Change in other current liabilities	658	772	211
Other adjustments, net		0	(1)
Total	$ (1,003)	$ 241	$ (291)